6. STOCK OPTIONS AND WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
6. STOCK OPTIONS AND WARRANTS

Stock Options

As of October 14, 2011, the Company’s Board of Directors, based upon the approval and recommendation of the Compensation Committee, approved by unanimous written consent the Company’s 2011 Equity Incentive Plan (the “2011 Plan”) and form of option agreements for grants under the 2011 Plan.  Employees, directors, consultants and advisors of the Company are eligible to participate in the 2011 Plan.  The 2011 Plan will be administered by the Board of Directors or the Company’s Compensation Committee and has 1,700,000 shares of common stock reserved for issuance in the form of incentive stock options (available for issuance to employees, and only upon shareholder approval of the 2011 Plan); non-qualified options; common stock; and grant appreciation rights. No person eligible to participate in the 2011 Plan shall be granted options or other awards during a twelve month period that exceeds 300,000 shares. No options or stock appreciation rights may be granted after ten years of the adoption of the 2011 Plan by the Board of Directors, nor may any option have a term of more than ten years from the date of grant. The exercise price of non qualified options and the base value of a stock appreciation right shall not be less than the fair market value of the common stock on the date of grant. The exercise price of an incentive stock option shall not be less than the fair market value of the stock covered by the option at the time of grant and in instances where a grantee possesses more than 10% percent of the combined voting power of all classes of stock of the Company, the exercise price shall not be less than 110% percent of the fair market value of the common stock at the time of grant.  The Company’s stockholders did not approve the 2011 Plan within the required one-year period.  Accordingly, the Company cannot grant incentive stock options under the 2011 Plan.

A summary of the status of stock options at September 30, 2013, and the changes during the nine months then ended, is presented in the following table:

			Weighted
		Weighted	Average
	Shares	Average	Remaining	Aggregate
	Under	Exercise	Contractual	Intrinsic
	Option	Price	Life	Value

Outstanding at December 31, 2012	93,750	$107.0	7.7 years	$217,063
Granted
Exercised
Expired/Forfeited	(30,000)	$125.0
Outstanding at September 30, 2013	63,750	$101.8	6.5 years	$39,388
Exercisable at September 30, 2013	49,188	$93.8	6.0 years	$0

During the three and nine months ended September 30, 2013, the Company recorded compensation costs of $136,944 and $357,362, respectively, relating to the vesting of the stock options discussed above.  During the three and nine months ended September 30, 2012, the Company recorded compensation costs of $697,671 and $2,357,370, respectively, relating to the vesting of the stock options.  As of September 30, 2013, the aggregate value of unvested options was $1,206,495, which will continue to be amortized as compensation cost as the options vest over terms ranging from 1 to 5 years, as applicable.  On August 31, 2013, 25,000 options to purchase common stock granted to Mr. Cataldo with unamortized compensation cost of $1,611,698 were forfeited as a result of his resignation as our chief executive officer effective June 1, 2013. See Note 4.

On March 1, 2011, the Company entered into an employment agreement that provided for the grant of options to purchase 25,000 shares of its common stock at an exercise price of $125.00.  The options were to vest as follows: a) 5,000 shares vested immediately and b) 20,000 shares vest in equal monthly installments over the two-year term of the agreement. Neither the Board of Directors nor the Compensation Committee approved the grant of the foregoing options. Accordingly, the Company may be obligated to grant these options, but has not done so yet. Therefore, as the grant of these options has not been approved, they are not included in compensation expense or in number of granted options listed as of and for the year ended December 31, 2012 or as of and for the three and nine months ended September 30, 2013.

Warrants

A summary of the status of stock warrants at September 30, 2013, and the changes during the nine  months then ended, is presented in the following table:

			Weighted
		Weighted	Average
	Shares	Average	Remaining	Aggregate
	Under	Exercise	Contractual	Intrinsic
	Warrants	Price	Life	Value

Outstanding at December 31, 2012	108,734	$123.00	3.5 years	$-
Issued	15,000
Exercised	(122,734)
Expired	-
Outstanding and exercisable at September 30, 2013	1,000	$126.00	7.4 years	$-

Options

A summary of the status of stock options at December 31, 2012 and 2011, and the changes during the years then ended, is presented in the following table:

			Weighted
		Weighted	Average
	Shares	Average	Remaining	Aggregate
	Under	Exercise	Contractual	Intrinsic
	Option	Price	Life	Value

Outstanding at December 31, 2010	11,500	$3.00	6.3 years	$1,401,563
Granted	81,250	123.00
Exercised	-	-
Expired/Forfeited	-	-
Outstanding at December 31, 2011	92,750	109.00	8.5 years	1,114,063
Granted	3,000	104.00
Exercised
Expired/Forfeited	(2,000)	92.00

Outstanding at December 31, 2012	93,750	$107.00	7.7 years	$217,063
Exercisable at December 31, 2012	55,158	$106.00	7.2 years	$142,223

During the years ended December 31, 2012 and 2011, the Company recorded compensation costs of $2,528,254, and $1,706,364, respectively, relating to the vesting of the stock options discussed above. As of December 31, 2012, the aggregate value of unvested options was $3,317,003, which will continue to be amortized as compensation cost as the options vest over terms ranging from 1 to 5 years, as applicable.  On August 31, 2013, 25,000 options to purchase common stock granted to Mr. Cataldo with unamortized compensation cost of $1,611,698 were forfeited as a result of his resignation as our chief executive officer effective June 1, 2013. See further discussion at Note 12 – Subsequent Events.

On March 1, 2011, the Company entered into an employment agreement that provided for the grant of options to purchase 25,000 shares of its common stock at an exercise price of $125.00.  The options were to vest as follows: a) 5,000 shares vested immediately and b) 20,000 shares vest in equal monthly installments over the two-year term of the agreement. Neither the Board of Directors nor the Compensation Committee approved the grant the foregoing options. Accordingly, the Company may be obligated to grant these options, but has not done so yet. Therefore, as the grant of these options has not been approved, they are not included in compensation expense for the years ended December 31, 2012 and 2011, or in number of granted options listed as of December 31, 2012 and 2011.

Warrants

A summary of the status of stock warrants at December 31, 2012 and 2011, and the changes during the years then ended, is presented in the following table:

			Weighted
		Weighted	Average
	Shares	Average	Remaining	Aggregate
	Under	Exercise	Contractual	Intrinsic
	Warrants	Price	Life	Value

Outstanding at December 31, 2010	10,500	$100.00	4.7 years	$262,506
Issued	86,300	134.00
Exercised	-	-
Expired	-	-
Outstanding at December 31, 2011	96,800	122.00	4.5 years	-
Issued	11,934	125.00
Exercised	-
Expired	-
Outstanding at December 31, 2012	108,734	$123.00	3.5 years	$-

During the year ended December 31, 2012, the Company issued warrants to purchase an aggregate of 11,934 shares of its common stock in connection with the sale of shares of common stock for cash and issuance of convertible notes (see Notes 6 and 7). The warrants have an exercise price of $125.00 per share, fully vested, and will expire in 2017.  The warrant agreement also included anti-dilution provision that allowed for the automatic reset of the number of warrants issued and exercise price of the warrants upon any future sale of common stock or warrants at or below the current exercise price.  The Company determined that the anti-dilution reset provision of the warrants is subject to derivative liability treatment and is required to be accounted for as a liability and recorded at its fair value upon issuance.  The aggregate value of these warrants issued in 2012 was $697,354 using the probability weighted average Black-Scholes-Merton option valuation model (see Note 9 for discussion on derivative liability).

In May 2013, 107,734 warrants were exchanged for 107,734 shares of common stock with a fair value of $107,734.  See further discussion at Note 12 – Subsequent Events.